SHAREHOLDERS' EQUITY (Schedule of Options Data) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Weighted-average grant date fair value of options granted	$ 24.56	$ 6.95	$ 2.03
Total intrinsic value of the options exercised	$ 110,191	$ 9,943	$ 1,858
Total fair value of options vested	$ 2,054	$ 925	$ 340